                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02871

                    LORD ABBETT DEVELOPING GROWTH FUND, INC.
                    ----------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/2005
                          ---------

ITEM 1:     REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2005
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
 DEVELOPING GROWTH FUND


FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

--------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
SEMI-ANNUAL REPORT

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Developing Growth Fund's (the Fund) strategies and performance for the six-month period ended January 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy showed mixed signs during the six-month period from July 31, 2004 through January 31, 2005. After slowing during a summer "soft patch," the economy regained some traction in the third quarter of 2004. Despite indicators of renewed economic strength, however, stocks finished the third quarter down slightly. One of the key drivers of stocks during most of the summer seemed to be the direction of oil prices, with stocks falling as oil prices rose. This negative correlation lasted until mid-August when crude oil broke through the $45 per barrel price level. From mid-August through mid-September, stocks benefited from declining gasoline prices at the pump, a favorable turn of events for consumers. Equities gathered momentum until a string of hurricanes on the Gulf Coast forced production disruptions at one of the nation's largest oil-refining facilities, causing oil prices to rise again as the quarter ended.

     The combination of declining gasoline prices during much of the third quarter and the addition of 300,000-400,000 jobs, while lower than expected, contributed to a pick up in consumer spending in the third quarter. Third-quarter unemployment declined to 5.4%. On August 10, 2004, the Federal Reserve Board (the Fed) raised the fed funds rate from 1.25% to 1.50%. (The fed funds rate is the rate charged by the Fed to banks needing overnight loans to meet reserve requirements.) This was followed by another increase to 1.75% on September 21. Two additional increases in November and December brought the fed funds rate to 2.25% by year-end.

     In the final quarter of the year, employment increased. The Consumer Price Index (CPI) increased 0.5% in October and 0.1% in November followed by a decrease of 0.4% in December. The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and

--------------------------------------------------------------------------------

services. In addition, the S&P 500 Index(1) gained 1.5% in October, 4.0% in November and 3.4% in December. For 2004 as a whole, the S&P 500 Index(1) reported a gain of 10.9%.

     In January 2005, the Consumer Confidence Index rose 0.7%. Based on a representative sample of 5,000 households, the Index measures consumer confidence about current business, employment and economic conditions as well as their expectations for the same six months hence. Employment increased by 146,000 in January and the unemployment rate decreased to 5.2%, while the S&P 500 Index(1) declined 2.4%.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2005?

A: For the six-month period ended January 31, 2005, the Fund returned 10.8%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Growth Index,(2) which returned 13.5% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: -6.55%, 5 Years: -5.27% and 10 Years: 10.11%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are redeemed within 12 months of the purchase.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection within the technology sector was the largest detractor to performance relative to the benchmark for the six-month period ended January 31, 2005. A wireless messaging provider suffered due to increased competition in its market. In addition, a semi-conductor provider to the consumer electronics market declined in response to excess inventories. Stock selection within the materials and processing sector also hurt performance. A supplier of specialty materials used to make cellular phones underperformed, as cellular phone inventory levels increased. Another materials and processing holding, a telecommunications service provider, also

--------------------------------------------------------------------------------

disappointed when a large telecom customer delayed the implementation of its new high-speed internet fiber connection project.

     Strong stock selection within the healthcare sector was the greatest contributor to relative performance for the period. Strong earnings growth from two Medicaid HMO holdings significantly exceeded market expectations. Selection of stocks within the auto and transportation sector also had a positive impact on performance. Two transportation services companies benefited from the improving corporate sector of the global economy. It is also important to note that three of the portfolio's strongest, long-term holdings continue to show good performance. These include an on-line internet retailer, a health care company that makes biotechnology chips used to assist drug discovery and a software provider that works with businesses to integrate older, and often outdated, software applications for effective use with newer, current software.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2005; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/04 - 1/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING        ENDING        EXPENSES
                                                       ACCOUNT        ACCOUNT      PAID DURING
                                                        VALUE          VALUE         PERIOD+
                                                     ------------   ------------   ------------
                                                                                     8/14/04 -
                                                        8/1/04        1/31/05        1/31/05
                                                     ------------   ------------   ------------
CLASS A
Actual                                               $   1,000.00   $   1,108.10   $       6.53
Hypothetical (5% Return Before Expenses)             $   1,000.00   $   1,019.00   $       6.26
CLASS B
Actual                                               $   1,000.00   $   1,104.70   $       9.87
Hypothetical (5% Return Before Expenses)             $   1,000.00   $   1,015.83   $       9.45
CLASS C
Actual                                               $   1,000.00   $   1,104.30   $       9.87
Hypothetical (5% Return Before Expenses)             $   1,000.00   $   1,015.83   $       9.45
CLASS P
Actual                                               $   1,000.00   $   1,108.20   $       7.07
Hypothetical (5% Return Before Expenses)             $   1,000.00   $   1,018.50   $       6.77
CLASS Y
Actual                                               $   1,000.00   $   1,110.50   $       4.63
Hypothetical (5% Return Before Expenses)             $   1,000.00   $   1,020.82   $       4.43

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.86% for Classes B and C, 1.33% for Class P and .87% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JANUARY 31, 2005

SECTOR                             %*
Auto & Transportation             4.17%
Consumer Discretionary           25.60%
Consumer Staples                   .78%
Financial Services                8.90%
Healthcare                       24.25%
Integrated Oils                    .75%
Materials & Processing            7.05%
Other Energy                      5.34%
Producer Durables                 6.67%
Technology                       16.49%
Total                           100.00%

*    Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2005

                                                             VALUE
INVESTMENTS                                    SHARES        (000)
------------------------------------------------------------------
COMMON STOCKS 100.50%

ADVERTISING AGENCY 0.58%
Greenfield Online, Inc.*                      303,360   $    5,539
                                                        ----------
AEROSPACE 1.26%
Curtiss-Wright Corp.                          130,400        6,675
Moog, Inc. Class A*                           122,480        5,327
                                                        ----------
TOTAL                                                       12,002
                                                        ----------

AIR TRANSPORTATION 1.55%
EGL, Inc.*                                    487,300       14,731
                                                        ----------
AUTO PARTS: AFTER MARKET 0.39%
Commercial Vehicle
Group, Inc.*                                  195,400        3,713
                                                        ----------
BANKS: OUTSIDE NEW YORK CITY 5.99%
Cathay General Bancorp                        285,890       10,386
CoBiz, Inc.                                   143,730        2,929
East West BanCorp, Inc.                       181,330        7,061
First BanCorp Puerto
Rico                                          127,100        6,875
Nara Bancorp, Inc.                            148,040        2,953
Silicon Valley Bancshares*                    257,100       11,220
Southwest Bancorp. of
Texas, Inc.                                   371,140        7,338
Texas Regional
Bancshares, Inc.                              269,633        8,344
                                                        ----------
TOTAL                                                       57,106
                                                        ----------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 5.10%
Abgenix, Inc.*                                543,800        4,775
ArthroCare Corp.*                             326,400        9,710
Cell Therapeutics, Inc.*                      710,800        6,824
DOV Pharmaceuticals,
Inc.*                                         232,360        3,792
Intergra Lifesciences
Holdings*                                     368,980       13,903
PRA Int'l.*                                   252,073        6,103
Vion Pharmaceuticals,
Inc.*                                       1,006,660        3,463
                                                        ----------
TOTAL                                                       48,570
                                                        ----------

CASINOS & GAMBLING 2.98%
Scientific Games Corp.
Class A*                                      637,800   $   16,404
Shuffle Master, Inc.*                         410,391       11,951
                                                        ----------
TOTAL                                                       28,355
                                                        ----------

CHEMICALS 0.56%
Ultralife Batteries, Inc.*                    293,880        5,357
                                                        ----------
COAL 0.85%
Foundation Coal
Holdings, Inc.*                               368,300        8,084
                                                        ----------

COMMUNICATIONS TECHNOLOGY 1.74%
Arbinet Holdings, Inc.*                        86,800        2,118
Audible, Inc.*                                175,300        4,886
TIBCO Software Inc.*                          875,850        9,625
                                                        ----------
TOTAL                                                       16,629
                                                        ----------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 11.02%
Akamai Technologies,
Inc.*                                         607,600        7,959
Altiris, Inc.*                                181,570        5,903
Blackboard, Inc.*                             340,650        6,094
Blue Coat Systems, Inc.*                      189,042        4,868
CACI Int'l., Inc. Class A*                    185,200        9,658
Digitas, Inc.*                                908,280        9,482
eCollege.com*                                 171,736        1,788
Kanbay Int'l., Inc.*                          183,624        4,949
MicroStrategy, Inc.*                           74,300        5,402
Niku Corp.*                                    97,990        1,930
Openwave Systems, Inc.*                       332,200        4,524
RightNow Technologies,
Inc.*                                         303,370        4,845
Sapient Corp.*                              1,116,350        8,797
SRA Int'l., Inc.*                             225,690       12,533
SS&C Technologies, Inc.                       262,450        5,740
Wind River Systems, Inc.*                     374,500        4,700
Witness Systems, Inc.*                        327,070        5,825
                                                        ----------
TOTAL                                                      104,997
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2005

                                                             VALUE
INVESTMENTS                                    SHARES        (000)
------------------------------------------------------------------
COMPUTER TECHNOLOGY 0.36%
Advanced Digital
Information Corp.*                            325,120   $    3,401
                                                        ----------

CONSUMER ELECTRONICS 0.76%
SINA Corp.*(a)                                274,900        7,285
                                                        ----------

COSMETICS 0.73%
Nu Skin Enterprises, Inc.                     299,380        6,999
                                                        ----------

DIVERSIFIED FINANCIAL SERVICES 1.19%
GFI Group Inc.*                                45,960        1,206
Jones Lang LaSalle, Inc.*                     218,240        7,802
optionsXpress Holdings,
Inc.*                                         114,770        2,328
                                                        ----------
TOTAL                                                       11,336
                                                        ----------

DIVERSIFIED MANUFACTURING 3.05%
Armor Holdings, Inc.*                         295,690       13,002
CLARCOR Inc.                                  145,260        7,912
Hexcel Corp.*                                 555,800        8,187
                                                        ----------
TOTAL                                                       29,101
                                                        ----------

DRUGS & PHARMACEUTICALS 5.36%
Bone Care Int'l., Inc.*                       218,279        6,177
CV Therapeutics, Inc.*                        152,140        3,136
Kos Pharmaceuticals, Inc.*                    237,700        7,849
K-V Pharmaceutical Co.,
Class A*                                      513,554       10,553
Medicis Pharmaceutical
Corp.                                         207,500        7,491
Noven Pharmaceuticals,
Inc.*                                         477,440        8,697
SFBC Int'l., Inc.*                            182,790        7,167
                                                        ----------
TOTAL                                                       51,070
                                                        ----------

EDUCATION SERVICES 2.43%
Bright Horizons Family
Solutions, Inc.*                              173,850       10,188
Strayer Education, Inc.                        86,440        9,279
Universal Technical
Institute, Inc.*                               99,670        3,648
                                                        ----------
TOTAL                                                       23,115
                                                        ----------

ELECTRONICS 0.45%
Avid Technology, Inc.*                         68,500   $    4,319
                                                        ----------
ELECTRONICS: MEDICAL SYSTEMS 1.16%
Affymetrix, Inc.*                             268,800       11,064
                                                        ----------

ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 1.37%
Microsemi Corp.*                              448,900        6,927
O2Micro Int'l. Ltd.*(a)                       150,770        1,337
PortalPlayer, Inc.*                           232,100        4,765
                                                        ----------
TOTAL                                                       13,029
                                                        ----------

ELECTRONICS: TECHNOLOGY 1.64%
ScanSource, Inc.*                              75,770        4,869
Sypris Solutions, Inc.                         82,800          958
Trimble Navigation Ltd.*                      275,500        9,797
                                                        ----------
TOTAL                                                       15,624
                                                        ----------

ENERGY MISCELLANEOUS 0.59%
Penn Virginia Corp.                           133,560        5,658
                                                        ----------

ENGINEERING & CONTRACTING
SERVICES 1.04%
Dycom Industries, Inc.*                       364,320        9,899
                                                        ----------

FERTILIZERS 0.40%
Mosaic Co. (The)*                             228,800        3,775
                                                        ----------

FINANCIAL DATA PROCESSING SERVICES &
SYSTEMS 1.28%
Kronos Inc.*                                  227,598       12,238
                                                        ----------

FOODS 0.78%
Ralcorp Holdings, Inc.                        168,930        7,433
                                                        ----------

GOLD 0.05%
Coeur d'Alene Mines
Corp.*                                        137,050          484
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2005

                                                             VALUE
INVESTMENTS                                    SHARES        (000)
------------------------------------------------------------------
HEALTH & PERSONAL CARE 2.76%
Apria Healthcare Group
Inc.*                                         222,100   $    7,285
Healthcare Services
Group, Inc.                                   247,571        4,828
LabOne, Inc.*                                 212,100        7,116
Symbion, Inc.*                                351,090        7,046
                                                        ----------
TOTAL                                                       26,275
                                                        ----------

HEALTHCARE MANAGEMENT SERVICES 5.75%
AMERIGROUP Corp.*                             382,020       15,705
Centene Corp.*                                510,940       17,142
Sierra Health Services,
Inc.*                                         222,470       12,220
WellCare Health Plans,
Inc.*                                         277,220        9,758
                                                        ----------
TOTAL                                                       54,825
                                                        ----------

JEWELRY WATCHES & GEMSTONES 0.77%
Fossil, Inc.*                                 261,350        7,292
                                                        ----------

MACHINERY: INDUSTRIAL / SPECIALTY 1.96%
Joy Global Inc.                               420,750       11,751
Nordson Corp.                                 185,193        6,969
                                                        ----------
TOTAL                                                       18,720
                                                        ----------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 2.40%
Cal Dive Int'l., Inc.*                        240,400       10,505
Hydril Co.*                                   182,000        9,100
Input/Output, Inc.*                           522,820        3,294
                                                        ----------
TOTAL                                                       22,899
                                                        ----------

MACHINERY: SPECIALTY 0.71%
Engineered Support
Systems, Inc.                                 116,850        6,778
                                                        ----------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 4.25%
Advanced
Neuromodulation
Systems, Inc.*                                120,800   $    4,773
American Medical
Systems Holdings, Inc.*                       208,700        8,196
Bio-Rad Laboratories,
Inc.*                                         104,450        6,140
Kyphon Inc.*                                  174,700        4,799
Molecular Devices Corp.*                      217,703        4,132
Sybron Dental Specialties,
Inc.*                                         330,410       12,476
                                                        ----------
TOTAL                                                       40,516
                                                        ----------

MISC. MATERIALS & COMMODITIES 0.53%
Ceradyne, Inc.*                               150,700        5,083
                                                        ----------

MISCELLANEOUS MATERIALS &
PROCESSING 0.66%
Rogers Corp.*                                 147,760        6,283
                                                        ----------

OIL: CRUDE PRODUCERS 1.52%
Bill Barrett Corp.*                           148,500        4,690
Unit Corp.*                                   268,750        9,820
                                                        ----------
TOTAL                                                       14,510
                                                        ----------

OIL: INTEGRATED DOMESTIC 0.75%
KCS Energy Services,
Inc.*                                         492,250        7,162
                                                        ----------

PRODUCTION TECHNOLOGY
EQUIPMENT 2.03%
ATMI, Inc.*                                   252,100        5,730
Cognex Corp.                                  192,400        5,024
Varian Semiconductor
Equipment Associates,
Inc.*                                         250,500        8,587
                                                        ----------
TOTAL                                                       19,341
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JANUARY 31, 2005

                                                             VALUE
INVESTMENTS                                    SHARES        (000)
------------------------------------------------------------------
RESTAURANTS 2.90%
P.F. Chang's China Bistro,
Inc.*                                         193,645   $   10,765
RARE Hospitality Int'l.,
Inc.*                                         279,470        8,803
Sonic Corp.*                                  253,820        8,082
                                                        ----------
TOTAL                                                       27,650
                                                        ----------

RETAIL 4.71%
Blue Nile, Inc.*                              180,310        5,049
Cache, Inc.*                                  382,700        5,714
Jos. A. Bank Clothiers,
Inc.*                                         203,670        5,845
Overstock.com, Inc.*                          151,430        7,900
Pacific Sunwear of
California, Inc.*                             406,800        9,962
United Natural Foods,
Inc.*                                         328,600       10,387
                                                        ----------
TOTAL                                                       44,857
                                                        ----------

SAVINGS & LOAN 0.48%
Commercial Capital
Bancorp, Inc.                                 229,387        4,562
                                                        ----------

SERVICES: COMMERCIAL 6.01%
51job Inc. ADR*                               209,580        5,072
Charles River Associates
Inc.*                                         150,320        6,533
Corporate Executive
Board Co. (The)                               174,473       11,149
Forrester Research, Inc.*                     302,180        4,850
Heidrick & Struggles
Int'l., Inc.*                                 161,919        5,351
Navigant Consulting Inc.*                     422,400       10,108
Resources Connection,
Inc.*                                         278,720       14,217
                                                        ----------
TOTAL                                                       57,280
                                                        ----------

STEEL 0.79%
Steel Dynamics, Inc.                          200,400        7,575
                                                        ----------
TELECOMMUNICATIONS
EQUIPMENT 0.74%
Plantronics, Inc.                             190,300   $    7,081
                                                        ----------

TEXTILES APPAREL MANUFACTURERS 3.09%
Guess?, Inc.*                                 516,880        7,340
Quiksilver, Inc.*                             384,680       11,490
Warnaco Group, Inc.
(The)*                                        490,400       10,598
                                                        ----------
TOTAL                                                       29,428
                                                        ----------

TOYS 0.78%
Marvel Enterprises, Inc.*                     415,120        7,414
                                                        ----------

TRUCKERS 2.25%
Forward Air Corp.*                            220,380        9,392
Landstar System, Inc.*                        347,280       12,078
                                                        ----------
TOTAL                                                       21,470
                                                        ----------

TOTAL INVESTMENTS IN
COMMON STOCKS 100.50%
(Cost $846,456,286)                                        957,914
                                                        ==========
LIABILITIES IN EXCESS OF
OTHER ASSETS (0.50%)                                        (4,792)
                                                        ----------
NET ASSETS 100.00%                                      $  953,122
                                                        ==========

  *  Non-income producing security.
(a)  Foreign security traded in U.S. dollars.
ADR  American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2005

ASSETS:
   Investments in securities, at value (Cost $846,456,286)       $    957,914,178
   Receivables:
     Interest and dividends                                                28,749
     Investment securities sold                                        38,765,398
     Capital shares sold                                                1,010,814
   Prepaid expenses and other assets                                      208,502
---------------------------------------------------------------------------------
   TOTAL ASSETS                                                       997,927,641
---------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                   25,420,049
     Capital shares reacquired                                         15,915,152
     Management fee                                                       462,912
     12b-1 distribution fees                                              463,295
     Fund administration                                                   53,253
     Directors' fees                                                      465,229
     To bank                                                            1,223,909
     To affiliate                                                          12,823
   Accrued expenses and other liabilities                                 789,493
---------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   44,806,115
=================================================================================
NET ASSETS                                                       $    953,121,526
=================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $    933,196,514
Accumulated net investment loss                                        (5,870,519)
Accumulated net realized loss on investments                          (85,662,361)
Net unrealized appreciation on investments                            111,457,892
---------------------------------------------------------------------------------
NET ASSETS                                                       $    953,121,526
=================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $    514,390,071
Class B Shares                                                   $    115,154,358
Class C Shares                                                   $     63,833,490
Class P Shares                                                   $     75,679,137
Class Y Shares                                                   $    184,064,470
OUTSTANDING SHARES BY CLASS:
Class A Shares (875 million shares of common stock authorized,
   $.001 par value)                                                    33,683,150
Class B Shares (40 million shares of common stock authorized,
   $.001 par value)                                                     7,963,649
Class C Shares (25 million shares of common stock authorized,
   $.001 par value)                                                     4,399,382
Class P Shares (30 million shares of common stock authorized,
   $.001 par value)                                                     4,992,028
Class Y Shares (30 million shares of common stock authorized,
   $.001 par value)                                                    11,742,527
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $          15.27
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                  $          16.20
Class B Shares-Net asset value                                   $          14.46
Class C Shares-Net asset value                                   $          14.51
Class P Shares-Net asset value                                   $          15.16
Class Y Shares-Net asset value                                   $          15.68
=================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2005

INVESTMENT INCOME:
Dividends                                                           $        896,308
Interest                                                                     147,060
Securities lending-net                                                       157,663
Foreign withholding tax                                                       (2,980)
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    1,198,051
------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                             2,669,883
12b-1 distribution plan-Class A                                            1,005,989
12b-1 distribution plan-Class B                                              604,240
12b-1 distribution plan-Class C                                              340,427
12b-1 distribution plan-Class P                                              182,823
Shareholder servicing                                                      1,247,021
Professional                                                                  31,222
Reports to shareholders                                                       89,227
Fund administration                                                          203,508
Custody                                                                       45,125
Directors' fees                                                               11,318
Registration                                                                  81,246
Subsidy (See Note 3)                                                          87,388
Other                                                                         12,126
------------------------------------------------------------------------------------
Gross expenses                                                             6,611,543
   Expense reductions                                                         (5,864)
------------------------------------------------------------------------------------
NET EXPENSES                                                               6,605,679
------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                       (5,407,628)
====================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                   19,164,139
Net change in unrealized appreciation (depreciation) on investments       90,512,515
====================================================================================
NET REALIZED AND UNREALIZED GAIN                                         109,676,654
====================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    104,269,026
====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX MONTHS
                                                                    ENDED JANUARY 31, 2005   FOR THE YEAR ENDED
DECREASE IN NET ASSETS                                                         (UNAUDITED)        JULY 31, 2004
OPERATIONS:
Net investment income (loss)                                              $     (5,407,628)    $    (11,874,377)
Net realized gain (loss) on investments                                         19,164,139          227,865,477
Net change in unrealized appreciation (depreciation) on investments             90,512,515         (176,789,464)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           104,269,026           39,201,636
===============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                               62,773,954          219,993,474
Cost of shares reacquired                                                     (227,293,039)        (384,281,681)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                            (164,519,085)        (164,288,207)
===============================================================================================================
NET DECREASE IN NET ASSETS                                                     (60,250,059)        (125,086,571)
===============================================================================================================
NET ASSETS:
Beginning of period                                                          1,013,371,585        1,138,458,156
---------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                             $    953,121,526     $  1,013,371,585
===============================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                           $     (5,870,519)    $       (462,891)
===============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                    SIX MONTHS
                                       ENDED                  YEAR ENDED 7/31              2/1/2001         YEAR ENDED 1/31
                                     1/31/2005     -----------------------------------        TO         ----------------------
                                    (UNAUDITED)      2004         2003          2002      7/31/2001*       2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS A SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD              $    13.78     $   13.44    $   11.11    $   14.76    $    17.10     $   19.55    $   16.25
                                    ==========     =========    =========    =========    ==========     =========    =========

Investment operations:

   Net investment loss(a)                 (.07)         (.14)        (.11)        (.13)         (.07)         (.12)        (.11)

   Net realized and
     unrealized gain (loss)               1.56           .48         2.44        (3.52)        (2.27)        (1.61)        4.10
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------
     Total from investment
      operations                          1.49           .34         2.33        (3.65)        (2.34)        (1.73)        3.99
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------

Distributions to
   shareholders from:

   Net realized gain                         -             -            -            -             -          (.72)        (.69)
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------
NET ASSET VALUE, END OF PERIOD      $    15.27     $   13.78    $   13.44    $   11.11    $    14.76     $   17.10    $   19.55
                                    ==========     =========    =========    =========    ==========     =========    =========

Total Return(b)                          10.81%(c)      2.53%       20.97%      (24.73)%      (13.68)%(c)    (9.37)%      25.33%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including
     expense reductions                    .62%(c)      1.18%        1.29%        1.24%          .61%(c)      1.11%        1.20%
   Expenses, excluding
     expense reductions                    .62%(c)      1.18%        1.29%        1.24%          .61%(c)      1.11%        1.20%
   Net investment loss                    (.51)%(c)     (.94)%       (.95)%       (.91)%        (.46)%(c)     (.66)%       (.64)%

                                    SIX MONTHS
                                       ENDED                YEAR ENDED 7/31              2/1/2001           YEAR ENDED 1/31
                                     1/31/2005   -----------------------------------        TO        -------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)    2004         2003          2002      7/31/2001*       2001         2000
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of
     period (000)                   $  514,390   $ 556,320    $ 609,041    $ 718,944    $ 1,070,737   $ 1,309,513  $ 1,742,136
   Portfolio turnover rate               61.95%     115.55%       71.59%       47.37%         22.14%        37.86%       50.13%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    SIX MONTHS
                                       ENDED                  YEAR ENDED 7/31              2/1/2001         YEAR ENDED 1/31
                                     1/31/2005     -----------------------------------        TO         ----------------------
                                    (UNAUDITED)      2004         2003          2002      7/31/2001*       2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS B SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD              $    13.09     $   12.84    $   10.69    $   14.27    $    16.58     $   19.09    $   15.98
                                    ==========     =========    =========    =========    ==========     =========    =========

Investment operations:

   Net investment loss(a)                 (.11)         (.22)        (.17)        (.20)         (.11)         (.23)        (.21)

   Net realized and
     unrealized gain (loss)               1.48           .47         2.32        (3.38)        (2.20)        (1.56)        4.01
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------

     Total from investment
      operations                          1.37           .25         2.15        (3.58)        (2.31)        (1.79)        3.80
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------

Distributions to
   shareholders from:

   Net realized gain                         -             -            -            -             -          (.72)        (.69)
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------
NET ASSET VALUE, END OF PERIOD      $    14.46     $   13.09    $   12.84    $   10.69    $    14.27     $   16.58    $   19.09
                                    ==========     =========    =========    =========    ==========     =========    =========

Total Return(b)                          10.47%(c)      1.95%       20.11%      (25.09)%      (13.93)%(c)    (9.92)%      24.55%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including
     expense reductions                    .94%(c)      1.82%        1.92%        1.85%          .91%(c)      1.75%        1.79%
   Expenses, excluding
     expense reductions                    .94%(c)      1.82%        1.92%        1.85%          .91%(c)      1.75%        1.79%
   Net investment loss                    (.83)%(c)    (1.58)%      (1.58)%      (1.50)%        (.76)%(c)    (1.31)%      (1.24)%

                                    SIX MONTHS
                                       ENDED                YEAR ENDED 7/31              2/1/2001        YEAR ENDED 1/31
                                     1/31/2005   -----------------------------------        TO       --------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)    2004         2003          2002      7/31/2001*     2001         2000
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of
     period (000)                   $  115,154   $ 122,119    $ 141,698    $ 140,608    $  228,279   $ 289,393    $ 363,168
   Portfolio turnover rate               61.95%     115.55%       71.59%       47.37%        22.14%      37.86%       50.13%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    SIX MONTHS
                                       ENDED                  YEAR ENDED 7/31              2/1/2001         YEAR ENDED 1/31
                                     1/31/2005     -----------------------------------        TO         ----------------------
                                    (UNAUDITED)      2004         2003          2002      7/31/2001*       2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS C SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD              $    13.14     $   12.89    $   10.73    $   14.28    $    16.60     $   19.11    $   16.00
                                    ==========     =========    =========    =========    ==========     =========    =========

Investment operations:

   Net investment loss(a)                 (.11)         (.22)        (.17)        (.16)         (.11)         (.23)        (.21)

   Net realized and
     unrealized gain (loss)               1.48           .47         2.33        (3.39)        (2.21)        (1.56)        4.01
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------

     Total from investment
      operations                          1.37           .25         2.16        (3.55)        (2.32)        (1.79)        3.80
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------

Distributions to
   shareholders from:
   Net realized gain                         -             -            -            -             -          (.72)        (.69)
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------
NET ASSET VALUE, END OF PERIOD      $    14.51     $   13.14    $   12.89    $   10.73    $    14.28     $   16.60    $   19.11
                                    ==========     =========    =========    =========    ==========     =========    =========

Total Return(b)                          10.43%(c)      1.94%       20.13%      (24.86)%      (13.98)%(c)    (9.86)%      24.45%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including
     expense reductions                    .94%(c)      1.82%        1.92%        1.57%          .91%(c)      1.75%        1.79%
   Expenses, excluding
     expense reductions                    .94%(c)      1.82%        1.92%        1.57%          .91%(c)      1.75%        1.79%
   Net investment loss                    (.83)%(c)    (1.58)%      (1.58)%      (1.22)%        (.76)%(c)    (1.31)%      (1.24)%

                                    SIX MONTHS
                                       ENDED                YEAR ENDED 7/31              2/1/2001         YEAR ENDED 1/31
                                     1/31/2005   -----------------------------------        TO       --------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)    2004         2003          2002      7/31/2001*     2001         2000
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of
     period (000)                   $   63,834   $  69,895    $  87,959    $  95,423    $  168,691   $ 225,189    $ 302,528
   Portfolio turnover rate               61.95%     115.55%       71.59%       47.37%        22.14%      37.86%       50.13%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    SIX MONTHS
                                       ENDED                  YEAR ENDED 7/31              2/1/2001         YEAR ENDED 1/31
                                     1/31/2005     -----------------------------------        TO         ----------------------
                                    (UNAUDITED)      2004         2003          2002      7/31/2001*       2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS P SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD              $    13.68     $   13.35    $   11.05    $   14.67    $    17.00     $   19.46    $   16.19
                                    ==========     =========    =========    =========    ==========     =========    =========

Investment operations:

   Net investment loss(a)                 (.08)         (.15)        (.11)        (.13)         (.07)         (.14)        (.12)

   Net realized and
     unrealized gain (loss)               1.56           .48         2.41        (3.49)        (2.26)        (1.60)        4.08
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------
     Total from investment
      operations                          1.48           .33         2.30        (3.62)        (2.33)        (1.74)        3.96
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------

Distributions to
   shareholders from:

   Net realized gain                         -             -            -            -             -          (.72)        (.69)
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------
NET ASSET VALUE, END OF PERIOD      $    15.16     $   13.68    $   13.35    $   11.05    $    14.67     $   17.00    $   19.46
                                    ==========     =========    =========    =========    ==========     =========    =========

Total Return(b)                          10.82%(c)      2.47%       20.81%      (24.68)%      (13.71)%(c)    (9.47)%      25.24%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including
     expense reductions                    .67%(c)      1.27%        1.37%        1.30%          .63%(c)      1.20%        1.25%
   Expenses, excluding
     expense reductions                    .67%(c)      1.27%        1.37%        1.30%          .63%(c)      1.20%        1.25%
   Net investment loss                    (.55)%(c)    (1.03)%      (1.03)%       (.96)%        (.49)%(c)     (.76)%       (.70)%

                                    SIX MONTHS
                                       ENDED                YEAR ENDED 7/31              2/1/2001         YEAR ENDED 1/31
                                     1/31/2005   -----------------------------------        TO       --------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)    2004         2003          2002      7/31/2001*     2001         2000
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of
     period (000)                   $   75,679   $  81,007    $  89,452    $  82,576    $  121,444   $ 155,975    $ 155,611
   Portfolio turnover rate               61.95%     115.55%       71.59%       47.37%        22.14%      37.86%       50.13%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                    SIX MONTHS
                                       ENDED                  YEAR ENDED 7/31              2/1/2001         YEAR ENDED 1/31
                                     1/31/2005     -----------------------------------        TO         ----------------------
                                    (UNAUDITED)      2004         2003          2002      7/31/2001*       2001         2000
PER SHARE OPERATING PERFORMANCE
   (CLASS Y SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD              $    14.12     $   13.72    $   11.30    $   14.94    $    17.28     $   19.70    $   16.30
                                    ==========     =========    =========    =========    ==========     =========    =========
Investment operations:

   Net investment loss(a)                 (.05)         (.09)        (.07)        (.07)         (.04)         (.06)        (.05)

   Net realized and
     unrealized gain (loss)               1.61           .49         2.49        (3.57)        (2.30)        (1.64)        4.14
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------

     Total from investment
      operations                          1.56           .40         2.42        (3.64)        (2.34)        (1.70)        4.09
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------

Distributions to
   shareholders from:

   Net realized gain                         -             -            -            -             -          (.72)        (.69)
                                    ----------     ---------    ---------    ---------    ----------     ---------    ---------
NET ASSET VALUE, END OF PERIOD      $    15.68     $   14.12    $   13.72    $   11.30    $    14.94     $   17.28    $   19.70
                                    ==========     =========    =========    =========    ==========     =========    =========

Total Return(b)                          11.05%(c)      2.92%       21.42%      (24.36)%      (13.54)%(c)    (9.13)%      25.88%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including
     expense reductions                    .44%(c)       .81%         .92%         .85%          .41%(c)       .75%         .81%
   Expenses, excluding
     expense reductions                    .44%(c)       .81%         .92%         .85%          .41%(c)       .75%         .81%
   Net investment loss                    (.33)%(c)     (.58)%       (.58)%       (.51)%        (.26)%(c)     (.31)%       (.26)%

                                    SIX MONTHS
                                       ENDED                YEAR ENDED 7/31              2/1/2001         YEAR ENDED 1/31
                                     1/31/2005   -----------------------------------        TO       ----------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)    2004         2003          2002      7/31/2001*     2001         2000
---------------------------------------------------------------------------------------------------------------------------
   Net assets, end of
     period (000)                   $  184,065   $ 184,031    $ 210,308    $ 213,173    $  310,416   $ 350,224    $ 349,238
   Portfolio turnover rate               61.95%     115.55%       71.59%       47.37%        22.14%      37.86%       50.13%
===============================================================================================================================

*    The Fund changed its fiscal year-end from January 31 to July 31.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on July 11, 1973.

The Fund's investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $100 million       .75%
Over $100 million        .50%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE             CLASS A        CLASS B     CLASS C     CLASS P
--------------------------------------------------------------
Service             .25%           .25%        .25%        .20%
Distribution        .10%(1)        .75%        .75%        .25%

(1) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees as of September 30, 2004 was $203,377. This amount will continue to be amortized by the Fund, generally over a two-year period. The amount of CDSC collected by the Fund during the six months ended January 31, 2005 was $1,786.

Class Y does not have a distribution plan.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Agreement with Alpha Series of Lord Abbett Securities Trust ("Alpha Series") pursuant to which each Underlying Fund pays a portion of the expenses of Alpha Series in proportion to the average daily value of the Underlying Fund shares owned by Alpha Series. Amounts paid pursuant to the Servicing Agreement are included in Subsidy Expense on the Statement of Operations.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2005:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$  24,674          $  137,227

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

As of July 31, 2004, the Fund has a capital loss carryforward of $102,041,590 expiring on July 31, 2011.

As of January 31, 2005, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                         $   849,241,196
------------------------------------------------
Gross unrealized gain                131,168,523
Gross unrealized loss                (22,495,541)
------------------------------------------------
   Net unrealized security gain  $   108,672,982
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2005 were as follows:

PURCHASES          SALES
---------------------------------
$  614,837,724     $  750,635,088

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2005.

In connection with the securities lending program, State Street Bank & Trust Company ("SSB") received fees of $67,570 for the six months ended January 31, 2005, which are netted against Securities Lending Income on the Statement of Operations. As of January 31, 2005, there were no securities on loan.

At their October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, the Fund's participation in the SSB securities lending program.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period August 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At January 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2005.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                         SIX MONTHS ENDED
                                         JANUARY 31, 2005                            YEAR ENDED
                                              (UNAUDITED)                         JULY 31, 2004
-----------------------------------------------------------------------------------------------
                              SHARES             AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                  1,880,902   $     27,345,234          7,913,887   $    117,107,416
Shares reacquired           (8,565,833)      (127,111,868)       (12,856,957)      (190,487,121)
-----------------------------------------------------------------------------------------------
Decrease                    (6,684,931)  $    (99,766,634)        (4,943,070)  $    (73,379,705)
-----------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                    205,240   $      2,884,987            642,912   $      9,062,999
Shares reacquired           (1,573,702)       (21,771,997)        (2,342,285)       (33,014,458)
-----------------------------------------------------------------------------------------------
Decrease                    (1,368,462)  $    (18,887,010)        (1,699,373)  $    (23,951,459)
-----------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                    154,647   $      2,124,021            439,945   $      6,271,153
Shares reacquired           (1,075,996)       (14,923,903)        (1,941,195)       (27,490,734)
-----------------------------------------------------------------------------------------------
Decrease                      (921,349)  $    (12,799,882)        (1,501,250)  $    (21,219,581)
-----------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                    674,502   $      9,761,109          2,424,028   $     35,726,440
Shares reacquired           (1,603,270)       (23,556,540)        (3,201,292)       (47,567,596)
-----------------------------------------------------------------------------------------------
Decrease                      (928,768)  $    (13,795,431)          (777,264)  $    (11,841,156)
-----------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                  1,364,383   $     20,658,603          3,413,555   $     51,825,466
Shares reacquired           (2,655,265)       (39,928,731)        (5,707,488)       (85,721,772)
-----------------------------------------------------------------------------------------------
Decrease                    (1,290,882)  $    (19,270,128)        (2,293,933)  $    (33,896,306)
-----------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on as to how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


     This report when not used for the general
information of shareholders of the Fund, is to be       Lord Abbett Developing Growth Fund, Inc.
 distributed only if preceded or accompanied by a
             current Fund Prospectus.

Lord Abbett Mutual Fund shares are distributed by                                                       LADG-3-105
           LORD ABBETT DISTRIBUTOR LLC                                                                      (3/05)

ITEM 2:     CODE OF ETHICS.
            Not applicable

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4-8:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.[RESERVED]
             Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
             Not applicable.

ITEM 9:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not Applicable.

ITEM10:     CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:    EXHIBITS.

      (a)(1) Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   LORD ABBETT DEVELOPING GROWTH FUND, INC.


                                    /s/ Robert S. Dow
                                   ---------------------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                    /s/ Joan A. Binstock
                                   ---------------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: March 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                   LORD ABBETT DEVELOPING GROWTH FUND, INC.


                                    /s/ Robert S. Dow
                                   ---------------------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                    /s/ Joan A. Binstock
                                   ---------------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: March 22, 2005